Condensed Consolidating Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Condensed Consolidated Financial Statements [Abstract]
Condensed Financial Statements [Text Block]
Condensed Consolidating Information

We and our material existing and future direct and indirect 100% owned domestic subsidiaries (except the Borrowers under the Senior Credit Facilities), including Outdoor Inc., Outfront Media LLC, Outfront Media Group LLC, Outfront Media Outernet Inc., Outfront Media Sports Inc. and Outfront Media L.A. Inc., guarantee the obligations under the Term Loan and the Revolving Credit Facility. The Senior Notes and New Senior Notes are fully and unconditionally, and jointly and severally guaranteed on a senior unsecured basis by us and each of our direct and indirect wholly owned domestic subsidiaries that guarantees the Senior Credit Facilities (see Note 8. Long-Term Debt and Note 17. Subsequent Events). The Parent Company and the Subsidiary Issuer were formed in preparation for the Separation. The balances and activity with respect to these entities were minimal prior to our incurrence of indebtedness pursuant to the Senior Credit Facilities and the Senior Notes in January 2014. The following condensed consolidating schedules present financial information on a combined basis in conformity with the SEC’s Regulation S-X, Rule 3-10:

	As of September 30, 2014
(in millions)	Parent Company	Subsidiary Issuer(a)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$—	$230.0	$23.5	$18.7	$—	$272.2
Receivables, less allowances	—	—	140.9	34.7	—	175.6
Other current assets	—	4.1	87.4	21.5	—	113.0
Total current assets	—	234.1	251.8	74.9	—	560.8
Property and equipment, net	—	—	596.2	108.2	—	704.4
Goodwill	—	—	1,751.4	109.0	—	1,860.4
Intangible assets	—	—	319.9	0.2	—	320.1
Investment in subsidiaries	1,567.0	2,935.5	218.6	—	(4,721.1)	—
Other assets	—	23.9	48.1	5.1	—	77.1
Intercompany	—	—	66.1	54.8	(120.9)	—
Total assets	$1,567.0	$3,193.5	$3,252.1	$352.2	$(4,842.0)	$3,522.8

Total current liabilities	$—	$28.3	$176.4	$33.2	$—	$237.9
Long-term debt	—	1,598.2	—	—	—	1,598.2
Deferred income tax liabilities, net	—	—	(1.1)	23.9	—	22.8
Asset retirement obligation	—	—	23.7	8.6	—	32.3
Deficit in excess of investment in subsidiaries	—	—	1,368.5	—	(1,368.5)	—
Other liabilities	—	—	62.8	1.8	—	64.6
Intercompany	—	—	54.8	66.1	(120.9)	—
Total liabilities	—	1,626.5	1,685.1	133.6	(1,489.4)	1,955.8
Total stockholders’ equity	1,567.0	1,567.0	1,567.0	218.6	(3,352.6)	1,567.0
Total liabilities and shareholders’ equity	$1,567.0	$3,193.5	$3,252.1	$352.2	$(4,842.0)	$3,522.8

(a)	Outfront Media Capital Corporation is a co-issuer finance subsidiary with no assets or liabilities and has not been presented herein.

	As of December 31, 2013
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$—	$—	$2.1	$27.7	$—	$29.8
Receivables, less allowances	—	—	146.0	32.8	—	178.8
Other current assets	—	—	89.1	19.5	—	108.6
Total current assets	—	—	237.2	80.0	—	317.2
Property and equipment, net	—	—	628.1	127.3	—	755.4
Goodwill	—	—	1,751.6	114.1	—	1,865.7
Intangible assets	—	—	364.2	0.2	—	364.4
Investment in subsidiaries	—	—	232.9	—	(232.9)	—
Other assets	—	—	46.5	6.3	—	52.8
Intercompany	—	—	66.0	55.7	(121.7)	—
Total assets	$—	$—	$3,326.5	$383.6	$(354.6)	$3,355.5

Total current liabilities	$—	$—	$168.3	$43.9	$—	$212.2
Deferred income tax liabilities, net	—	—	259.4	29.1	—	288.5
Asset retirement obligation	—	—	23.1	8.6	—	31.7
Other liabilities	—	—	65.6	3.1	—	68.7
Intercompany	—	—	55.7	66.0	(121.7)	—
Total liabilities	—	—	572.1	150.7	(121.7)	601.1
Total invested equity	—	—	2,754.4	232.9	(232.9)	2,754.4
Total liabilities and invested equity	$—	$—	$3,326.5	$383.6	$(354.6)	$3,355.5

	Nine Months Ended September 30, 2014
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Billboard	$—	$—	$599.7	$90.5	$—	$690.2
Transit and other	—	—	242.7	25.9	—	268.6
Total revenues	—	—	842.4	116.4	—	958.8
Expenses:
Operating	—	—	436.2	76.1	—	512.3
Selling, general and administrative	0.9	—	136.8	23.4	—	161.1
Restructuring charges	—	—	6.2	—	—	6.2
Acquisition costs	—	—	1.4	—	—	1.4
Net (gain) loss on dispositions	—	—	(1.3)	(0.1)	—	(1.4)
Depreciation	—	—	62.2	17.1	—	79.3
Amortization	—	—	63.6	3.7	—	67.3
Total expenses	0.9	—	705.1	120.2	—	826.2
Operating income	(0.9)	—	137.3	(3.8)	—	132.6
Interest expense	—	(57.3)	(0.1)	0.1	—	(57.3)
Other income (expenses)	—	—	—	(0.5)	—	(0.5)
Income before income taxes and equity earnings of investee	(0.9)	(57.3)	137.2	(4.2)	—	74.8
Provision for income taxes	—	—	205.2	(2.3)	—	202.9
Equity in earnings of investee companies, net of tax	280.0	337.3	(62.4)	0.4	(553.9)	1.4
Net income	$279.1	$280.0	$280.0	$(6.1)	$(553.9)	$279.1

Net income	$279.1	$280.0	$280.0	$(6.1)	$(553.9)	$279.1
Other comprehensive income (loss), net of tax:
Cumulative translation adjustments	(3.1)	(3.1)	(3.1)	(3.1)	9.3	(3.1)
Net actuarial loss	0.2	0.2	0.2	0.2	(0.6)	0.2
Deferred tax rate adjustment	(1.2)	(1.2)	(1.2)	(1.2)	3.6	(1.2)
Total other comprehensive income (loss), net of tax	(4.1)	(4.1)	(4.1)	(4.1)	12.3	(4.1)
Total comprehensive income	$275.0	$275.9	$275.9	$(10.2)	$(541.6)	$275.0

	Nine Months Ended September 30, 2013
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Billboard	$—	$—	$589.8	$96.0	$—	$685.8
Transit and other	—	—	237.8	26.5	—	264.3
Total revenues	—	—	827.6	122.5	—	950.1
Expenses:
Operating	—	—	426.1	78.4	—	504.5
Selling, general and administrative	—	—	122.7	24.1	—	146.8
Net (gain) loss on dispositions	—	—	(10.0)	0.2	—	(9.8)
Depreciation	—	—	60.5	17.8	—	78.3
Amortization	—	—	64.3	3.9	—	68.2
Total expenses	—	—	663.6	124.4	—	788.0
Operating income (loss)	—	—	164.0	(1.9)	—	162.1
Interest expense	—	—	—	—	—	—
Other income (expenses)	—	—	(0.1)	0.1	—	—
Income before income taxes and equity earnings of investee	—	—	163.9	(1.8)	—	162.1
Provision for income taxes	—	—	(68.2)	(2.3)	—	(70.5)
Equity in earnings of investee companies, net of tax	—	—	(2.2)	—	4.1	1.9
Net income	$—	$—	$93.5	$(4.1)	$4.1	$93.5

Net income	$—	$—	$93.5	$(4.1)	$4.1	$93.5
Other comprehensive income (loss), net of tax:
Cumulative translation adjustments	—	—	(12.3)	(12.3)	12.3	(12.3)
Net actuarial loss	—	—	0.4	0.4	(0.4)	0.4
Total other comprehensive income (loss), net of tax	—	—	(11.9)	(11.9)	11.9	(11.9)
Total comprehensive income	$—	$—	$81.6	$(16.0)	$16.0	$81.6

	Nine Months Ended September 30, 2014
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by operating activities	$(0.9)	$(25.6)	$213.9	$(2.9)	$—	$184.5
Cash used in investing activities	—	—	(35.3)	(6.0)	—	(41.3)
Financing activities:
Proceeds from IPO	615.0	—	—	—	—	615.0
Proceeds from long-term debt borrowings	—	1,598.0	—	—	—	1,598.0
Deferred financing fees	—	(24.8)	—	—	—	(24.8)
Distribution of debt and IPO proceeds to CBS	(515.0)	(1,523.8)	—	—	—	(2,038.8)
Net cash contribution from CBS	—	—	39.8	—	—	39.8
Dividends	(88.8)	—	—	—	—	(88.8)
Intercompany	(10.3)	206.2	(197.0)	1.1	—	—
Cash used in financing activities	0.9	255.6	(157.2)	1.1	—	100.4
Effect of exchange rate on cash and cash equivalents	—	—	—	(1.2)	—	(1.2)
Net increase (decrease) in cash and cash equivalents	—	230.0	21.4	(9.0)	—	242.4
Cash and cash equivalents at beginning of period	—	—	2.1	27.7	—	29.8
Cash and cash equivalents at end of period	$—	$230.0	$23.5	$18.7	$—	$272.2

	Nine Months Ended September 30, 2013
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by operating activities	$—	$—	$175.0	$3.7	$—	$178.7
Cash used in investing activities	—	—	(37.2)	(3.9)	—	(41.1)
Financing activities:
Excess tax benefit from stock-based compensation	—	—	5.5	—	—	5.5
Net cash distribution to CBS	—	—	(143.3)	4.7	—	(138.6)
Cash used in financing activities	—	—	(137.8)	4.7	—	(133.1)
Effect of exchange rate on cash and cash equivalents	—	—	—	(0.6)	—	(0.6)
Net increase (decrease) in cash and cash equivalents	—	—	—	3.9	—	3.9
Cash and cash equivalents at beginning of period	—	—	9.5	10.7	—	20.2
Cash and cash equivalents at end of period	$—	$—	$9.5	$14.6	$—	$24.1

We and our material existing and future direct and indirect 100% owned domestic subsidiaries (except the Borrowers under the Senior Credit Facilities), including Outdoor Inc., Outfront Media LLC, Outfront Media Group LLC, Outfront Media Outernet Inc., Outfront Media Sports Inc. and Outfront Media L.A. Inc., guarantee the obligations under the Term Loan and the Revolving Credit Facility. The Senior Notes and New Senior Notes are fully and unconditionally, and jointly and severally guaranteed on a senior unsecured basis by us and each of our direct and indirect wholly owned domestic subsidiaries that guarantees the Senior Credit Facilities (see Note 14. Subsequent Events and Note 15. Subsequent Events (Unaudited)). The Parent Company and the Subsidiary Issuer were formed in preparation for the split-off. The balances and activity with respect to these entities were minimal prior to our incurrence of indebtedness pursuant to the Senior Credit Facilities and the Senior Notes in January 2014. The following condensed consolidating schedules present financial information on a combined basis in conformity with the SEC’s Regulation S-X, Rule 3-10:

	As of December 31, 2013
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$—	$—	$2.1	$27.7	$—	$29.8
Receivables, less allowances	—	—	146.0	32.8	—	178.8
Other current assets	—	—	89.1	19.5	—	108.6
Total current assets	—	—	237.2	80.0	—	317.2
Property and equipment, net	—	—	628.1	127.3	—	755.4
Goodwill	—	—	1,751.6	114.1	—	1,865.7
Intangible assets	—	—	364.2	0.2	—	364.4
Investment in subsidiaries	—	—	232.9	—	(232.9)	—
Other assets	—	—	46.5	6.3	—	52.8
Intercompany	—	—	66.0	55.7	(121.7)	—
Total assets	$—	$—	$3,326.5	$383.6	$(354.6)	$3,355.5

Total current liabilities	$—	$—	$168.3	$43.9	$—	$212.2
Deferred income tax liabilities, net	—	—	259.4	29.1	—	288.5
Asset retirement obligation	—	—	23.1	8.6	—	31.7
Other liabilities	—	—	65.6	3.1	—	68.7
Intercompany	—	—	55.7	66.0	(121.7)	—
Total liabilities	—	—	572.1	150.7	(121.7)	601.1
Total invested equity	—	—	2,754.4	232.9	(232.9)	2,754.4
Total liabilities and invested equity	$—	$—	$3,326.5	$383.6	$(354.6)	$3,355.5

	As of December 31, 2012
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$—	$—	$9.5	$10.7	$—	$20.2
Receivables, less allowances	—	—	138.0	37.1	—	175.1
Other current assets	—	—	98.2	21.5	—	119.7
Total current assets	—	—	245.7	69.3	—	315.0
Property and equipment, net	—	—	655.8	152.1	—	807.9
Goodwill	—	—	1,758.0	119.2	—	1,877.2
Intangible assets	—	—	419.7	0.3	—	420.0
Investment in subsidiaries	—	—	241.0	—	(241.0)	—
Other assets	—	—	35.2	9.6	—	44.8
Intercompany	—	—	65.8	56.5	(122.3)	—
Total assets	$—	$—	$3,421.2	$407.0	$(363.3)	$3,464.9

Total current liabilities	$—	$—	$158.7	$46.9	$—	$205.6
Deferred income tax liabilities, net	—	—	276.8	37.0	—	313.8
Asset retirement obligation	—	—	28.0	2.6	—	30.6
Other liabilities	—	—	57.3	13.7	—	71.0
Intercompany	—	—	56.5	65.8	(122.3)	—
Total liabilities	—	—	577.3	166.0	(122.3)	621.0
Total invested equity	—	—	2,843.9	241.0	(241.0)	2,843.9
Total liabilities and invested equity	$—	$—	$3,421.2	$407.0	$(363.3)	$3,464.9

	Year Ended December 31, 2013
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Billboard	$—	$—	$796.6	$129.1	$—	$925.7
Transit and other	—	—	333.5	34.8	—	368.3
Total revenues	—	—	1,130.1	163.9	—	1,294.0
Expenses:
Operating	—	—	584.2	102.7	—	686.9
Selling, general and administrative	—	—	167.7	32.1	—	199.8
Net (gain) loss on dispositions	—	—	(27.5)	0.2	—	(27.3)
Depreciation	—	—	80.7	23.8	—	104.5
Amortization	—	—	86.1	5.2	—	91.3
Total expenses	—	—	891.2	164.0	—	1,055.2
Operating income	—	—	238.9	(0.1)	—	238.8
Other income (expenses)	—	—	(0.2)	(1.0)	—	(1.2)
Income before income taxes and equity earnings of investee	—	—	238.7	(1.1)	—	237.6
Provision for income taxes	—	—	(93.3)	(3.3)	—	(96.6)
Equity in earnings of investee companies, net of tax	—	—	(1.9)	—	4.4	2.5
Net income	$—	$—	$143.5	$(4.4)	$4.4	$143.5

Net income	$—	$—	$143.5	$(4.4)	$4.4	$143.5
Other comprehensive income (loss), net of tax:
Cumulative translation adjustments	—	—	(14.9)	(14.9)	14.9	(14.9)
Net actuarial loss	—	—	5.8	5.6	(5.6)	5.8
Total other comprehensive income (loss), net of tax	—	—	(9.1)	(9.3)	9.3	(9.1)
Total comprehensive income	$—	$—	$134.4	$(13.7)	$13.7	$134.4

	Year Ended December 31, 2012
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Billboard	$—	$—	$770.7	$142.9	$—	$913.6
Transit and other	—	—	327.9	43.1	—	371.0
Total revenues	—	—	1,098.6	186.0	—	1,284.6
Expenses:
Operating	—	—	577.9	122.2	—	700.1
Selling, general and administrative	—	—	148.5	33.3	—	181.8
Restructuring charges	—	—	1.8	0.7	—	2.5
Net (gain) loss on dispositions	—	—	1.6	0.6	—	2.2
Depreciation	—	—	80.4	25.5	—	105.9
Amortization	—	—	85.2	5.7	—	90.9
Total expenses	—	—	895.4	188.0	—	1,083.4
Operating income (loss)	—	—	203.2	(2.0)	—	201.2
Other income (expenses)	—	—	(0.1)	(0.9)	—	(1.0)
Income before income taxes and equity earnings of investee	—	—	203.1	(2.9)	—	200.2
Provision for income taxes	—	—	(87.3)	(1.7)	—	(89.0)
Equity in earnings of investee companies, net of tax	—	—	(2.4)	—	4.6	2.2
Net income	$—	$—	$113.4	$(4.6)	$4.6	$113.4

Net income	$—	$—	$113.4	$(4.6)	$4.6	$113.4
Other comprehensive income (loss), net of tax:
Cumulative translation adjustments	—	—	11.0	11.0	(11.0)	11.0
Net actuarial loss	—	—	(1.4)	(1.3)	1.3	(1.4)
Total other comprehensive income (loss), net of tax	—	—	9.6	9.7	(9.7)	9.6
Total comprehensive income	$—	$—	$123.0	$5.1	$(5.1)	$123.0

	Year Ended December 31, 2011
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Billboard	$—	$—	$746.8	$147.4	$—	$894.2
Transit and other	—	—	304.7	78.2	—	382.9
Total revenues	—	—	1,051.5	225.6	—	1,277.1
Expenses:
Operating	—	—	554.3	135.1	—	689.4
Selling, general and administrative	—	—	145.1	33.3	—	178.4
Restructuring charges	—	—	2.2	0.8	—	3.0
Net (gain) loss on dispositions	—	—	2.1	(0.1)	—	2.0
Depreciation	—	—	81.5	27.5	—	109.0
Amortization	—	—	86.7	16.2	—	102.9
Total expenses	—	—	871.9	212.8	—	1,084.7
Operating income (loss)	—	—	179.6	12.8	—	192.4
Other income (expenses)	—	—	(0.1)	0.9	—	0.8
Income before income taxes and equity earnings of investee	—	—	179.5	13.7	—	193.2
Provision for income taxes	—	—	(79.2)	(8.6)	—	(87.8)
Equity in earnings of investee companies, net of tax	—	—	6.8	—	(5.1)	1.7
Net income	$—	$—	$107.1	$5.1	$(5.1)	$107.1

Net income	$—	$—	$107.1	$5.1	$(5.1)	$107.1
Other comprehensive income (loss), net of tax:
Cumulative translation adjustments	—	—	(14.3)	(14.3)	14.3	(14.3)
Net actuarial loss	—	—	(3.2)	(3.0)	3.0	(3.2)
Total other comprehensive income (loss), net of tax	—	—	(17.5)	(17.3)	17.3	(17.5)
Total comprehensive income	$—	$—	$89.6	$(12.2)	$12.2	$89.6

	Year Ended December 31, 2013
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by operating activities	$—	$—	$268.2	$12.9	$—	$281.1
Cash used in investing activities	—	—	(37.0)	(6.7)	—	(43.7)
Financing activities:
Excess tax benefit from stock-based compensation	—	—	5.8	—	—	5.8
Net cash (distribution to)/contribution from CBS	—	—	(244.4)	11.8	—	(232.6)
Other	—	—	—	(0.2)	—	(0.2)
Cash used in financing activities	—	—	(238.6)	11.6	—	(227.0)
Effect of exchange rate on cash and cash equivalents	—	—	—	(0.8)	—	(0.8)
Net increase (decrease) in cash and cash equivalents	—	—	(7.4)	17.0	—	9.6
Cash and cash equivalents at beginning of period	—	—	9.5	10.7	—	20.2
Cash and cash equivalents at end of period	$—	$—	$2.1	$27.7	$—	$29.8

	Year Ended December 31, 2012
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by operating activities	$—	$—	$277.3	$28.6	$—	$305.9
Cash used in investing activities	—	—	(42.5)	(5.6)	—	(48.1)
Financing activities:
Excess tax benefit from stock-based compensation	—	—	2.9	—	—	2.9
Net cash distribution to CBS	—	—	(238.2)	(41.5)	—	(279.7)
Other	—	—	—	(0.2)	—	(0.2)
Cash used in financing activities	—	—	(235.3)	(41.7)	—	(277.0)
Effect of exchange rate on cash and cash equivalents	—	—	—	1.8	—	1.8
Net increase (decrease) in cash and cash equivalents	—	—	(0.5)	(16.9)	—	(17.4)
Cash and cash equivalents at beginning of period	—	—	10.0	27.6	—	37.6
Cash and cash equivalents at end of period	$—	$—	$9.5	$10.7	$—	$20.2

	Year Ended December 31, 2011
(in millions)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash provided by operating activities	$—	$—	$284.3	$55.8	$—	$340.1
Cash used in investing activities	—	—	(43.4)	(7.3)	—	(50.7)
Financing activities:
Excess tax benefit from stock-based compensation	—	—	2.3	—	—	2.3
Net cash distribution to CBS	—	—	(235.3)	(34.1)	—	(269.4)
Other	—	—	—	(0.2)	—	(0.2)
Cash used in financing activities	—	—	(233.0)	(34.3)	—	(267.3)
Effect of exchange rate on cash and cash equivalents	—	—	—	(3.5)	—	(3.5)
Net increase (decrease) in cash and cash equivalents	—	—	7.9	10.7	—	18.6
Cash and cash equivalents at beginning of period	—	—	2.1	16.9	—	19.0
Cash and cash equivalents at end of period	$—	$—	$10.0	$27.6	$—	$37.6